SCHEDULE A
Funds
(effective August 19, 2025 to add DoubleLine Securitized Credit ETF) DoubleLine Opportunistic Core Bond ETF
DoubleLine Shiller CAPE U.S. Equities ETF
DoubleLine Commercial Real Estate ETF
DoubleLine Mortgage ETF
DoubleLine Fortune 500 Equal Weight ETF
DoubleLine Multi-Sector Income ETF
DoubleLine Asset-Backed Securities ETF
DoubleLine Securitized Credit ETF

DOUBLELINE ETF TRUST
/s/ Ronald R. Redell
TITLE: resident

DOUBLELINE ETF ADVISER LP
/s/ Jeffrey J. Sherman
TITLE:President

SCHEDULE B
(effective August 19, 2025 to add DoubleLine Asset-Backed Securities ETF) Annual Fee Rate (expressed as a Fund percentage of net assets)
DoubleLine Opportunistic Core Bond ETF 0.45%
DoubleLine Shiller CAPE U.S. Equities ETF 0.65%
DoubleLine Commercial Real Estate ETF 0.39%
DoubleLine Mortgage ETF 0.39%
DoubleLine Fortune 500 Equal Weight ETF 0.20%
DoubleLine Multi-Sector Income ETF 0.49%
DoubleLine Asset-Backed Securities ETF 0.39%
DoubleLine Securitized Credit ETF 0.49%

DOUBLELINE ETF TRUST
/s/Ronald R. Redell
TITLE:President

DOUBLELINE ETF ADVISER LP
/s/Jeffrey J. Sherma
TITLE:President